REVENUE RECOGNITION (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Revenue Recognition [Abstract]
Deferred Revenue	$ 4,134		$ 3,527
Revenue Recognized Previously Included In Deferred Revenue	$ 3,527	$ 4,938